Fair value measurement - Narrative (Details) - Not measured at fair value in statement of financial position - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 18,790	€ 8,627
Borrowings from banks & Other debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	11,573	3,586
Level 3 | Borrowings from banks & Other debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	468	26
Level 1 | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	18,286	8,076
Level 1 | Borrowings from banks & Other debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value		5
Level 2 | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	504	551
Level 2 | Borrowings from banks & Other debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 11,105	€ 3,555